Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

13. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As at December 31,	2025	2024
Deferred charges(a)	$224,271	$238,513
Other	18,013	33,893
Prepaid expenses	13,686	6,597
Inventory(b)	1,486	1,457
Prepaid expenses and other current assets	$257,456	$280,460

(a)      As at December 31, 2025 and December 31, 2024, the deferred financing charges were associated with the Telesat Lightspeed Financing Warrants (Note 24) granted to the Government of Canada and the Government of Quebec and the debt issue costs associated with the Telesat Lightspeed Financing. As the drawdowns will be made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets will be transferred to the debt issue costs against the long-term indebtedness.

(b)      As at December 31, 2025, inventory consisted of $0.3 million of work in progress (December 31, 2024 — $0.3 million) and $1.2 million of other inventory (December 31, 2024 — $1.2 million).